Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Cost of sales and services	₱ 10,632	₱ 10,951	₱ 15,965
Provisions (Note 5)	1,528	907	1,941
Repairs and maintenance	692	721	596
Inventories and supplies recognized as expense	₱ 12,852	₱ 12,579	₱ 18,502